Quarterly Holdings Report
for

Fidelity® Series Intrinsic Opportunities Fund

October 31, 2019

O2T-QTLY-1219
1.951017.106

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	1,150,200	$69,552,594
Entertainment - 0.2%
Ateam, Inc.	5,000	48,827
GAMEVIL, Inc. (a)	15,000	401,823
Nihon Falcom Corp.	35,000	404,125
Viacom, Inc. Class A	825,000	19,709,250
		20,564,025
Interactive Media & Services - 1.5%
Cars.com, Inc. (a)	656,000	7,419,360
Kakaku.com, Inc.	500,000	11,609,946
mixi, Inc.	10,000	193,239
Momo, Inc. ADR	5,000	167,600
XLMedia PLC	125,000	87,841
Yahoo! Japan Corp.	46,000,000	141,621,038
YY, Inc. ADR (a)	625,000	35,525,000
Zappallas, Inc. (a)(b)	1,000,000	3,775,295
ZIGExN Co. Ltd.	5,000	26,811
		200,426,130
Media - 2.1%
AMC Networks, Inc. Class A (a)	125,000	5,443,750
Comcast Corp. Class A	3,500,000	156,870,000
Corus Entertainment, Inc. Class B (non-vtg.)	400,000	1,536,709
Criteo SA sponsored ADR (a)	25,000	417,500
Discovery Communications, Inc.:
Class A (a)(c)	2,400,000	64,692,000
Class B (a)	19,308	648,749
DISH Network Corp. Class A (a)	100,000	3,438,000
DMS, Inc.	250,000	5,309,704
F@N Communications, Inc.	525,000	2,534,913
Gendai Agency, Inc. (b)	850,000	3,296,059
Hyundai HCN	2,250,049	7,094,550
Interspace Co. Ltd. (c)	20,000	240,285
Ipsos SA	10,000	301,131
ITE Group PLC	1,800,871	1,812,553
Nippon BS Broadcasting Corp.	200,000	1,999,822
Nippon Television Network Corp.	150,000	1,961,812
Pico Far East Holdings Ltd.	9,600,000	3,274,300
Proto Corp.	100,000	1,082,136
RKB Mainichi Broadcasting Corp.	3,000	160,523
Television Broadcasts Ltd.	1,500,000	2,474,217
WOWOW INC.	250,000	6,013,208
		270,601,921
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	525,000	17,941,922

TOTAL COMMUNICATION SERVICES		579,086,592

CONSUMER DISCRETIONARY - 18.4%
Auto Components - 4.9%
Adient PLC	1,100,000	23,309,000
ASTI Corp.	30,000	500,841
ATLASBX Co. Ltd.	6,000	284,032
Brembo SpA	1,000	10,634
Burelle SA	1,700	1,539,560
Chita Kogyo Co. Ltd.	10,000	66,810
Compagnie Plastic Omnium	1,000	27,325
Cooper Tire & Rubber Co.	350,000	9,884,000
Cooper-Standard Holding, Inc. (a)	5,000	159,300
DaikyoNishikawa Corp.	550,000	4,225,419
DongAh Tire & Rubber Co. Ltd.	57,879	613,266
DTR Automotive Corp.	50,120	1,284,810
Eagle Industry Co. Ltd.	300,000	3,012,787
Exedy Corp.	15,000	353,320
Fukoku Co. Ltd.	250,000	1,677,105
G-Tekt Corp. (b)	2,850,000	49,134,869
Gentex Corp.	250,000	7,012,500
Hi-Lex Corp.	249,937	3,907,655
Hu Lane Associate, Inc.	50,000	122,467
Hyundai Mobis	950,000	193,199,976
IJT Technology Holdings Co. Ltd.	1,600,000	7,939,764
INFAC Corp.	362,529	1,167,860
Lear Corp.	1,675,200	197,288,304
Linamar Corp.	2,175,000	70,925,708
Murakami Corp.	35,000	818,494
Piolax, Inc.	924,000	18,070,733
Seoyon Co. Ltd.	425,000	1,187,526
Seoyon E-Hwa Co., Ltd.	685,725	3,304,727
SL Corp.	15,000	268,523
Stanley Electric Co. Ltd.	100,000	2,767,328
Strattec Security Corp.	40,000	905,200
TBK Co. Ltd. (b)	1,800,000	7,532,345
The Furukawa Battery Co. Ltd.	150,000	927,775
TPR Co. Ltd.	825,000	14,769,198
Xinyi Glass Holdings Ltd.	300,000	337,302
Yorozu Corp. (b)	1,852,000	23,668,322
		652,204,785
Automobiles - 0.2%
Audi AG	26,500	24,058,136
Kabe Husvagnar AB (B Shares)	25,000	371,542
Renault SA	10,000	510,361
		24,940,039
Distributors - 0.1%
Doshisha Co. Ltd.	350,000	5,546,548
Harima-Kyowa Co. Ltd.	150,000	2,325,765
Headlam Group PLC	50,000	312,179
Nakayamafuku Co. Ltd.	200,000	1,039,728
SPK Corp.	15,000	392,174
Uni-Select, Inc.	25,000	202,149
Yagi & Co. Ltd.	450,000	6,660,167
Yamae Hisano Co.	50,000	610,004
		17,088,714
Diversified Consumer Services - 0.5%
Cross-Harbour Holdings Ltd.	300,000	447,241
Estacio Participacoes SA	5,000	48,934
Heian Ceremony Service Co. Ltd.	500,000	4,019,765
Kukbo Design Co. Ltd.	200,000	2,606,192
MegaStudy Co. Ltd. (b)	1,086,945	11,841,978
MegaStudyEdu Co. Ltd. (b)	1,048,420	32,833,394
Multicampus Co. Ltd.	60,000	1,853,387
Step Co. Ltd.	217,000	2,848,976
Tsukada Global Holdings, Inc.	1,100,000	6,179,296
		62,679,163
Hotels, Restaurants & Leisure - 0.4%
Betsson AB (B Shares)	125,000	615,569
Brinker International, Inc.	1,000	44,450
Fairwood Holdings Ltd.	50,000	131,665
Hiday Hidaka Corp.	250,000	4,888,496
Kura Sushi, Inc.	100,000	4,206,969
NetEnt AB	175,000	494,785
Playtech Ltd.	100,000	508,684
The Restaurant Group PLC	16,957,111	29,785,074
Wyndham Destinations, Inc.	250,000	11,602,500
ZEAL Network SE	1,000	22,418
		52,300,610
Household Durables - 1.4%
Ace Bed Co. Ltd.	250,145	7,438,367
Cuckoo Holdings Co. Ltd.	35,000	3,110,340
Emak SpA	600,000	567,465
FJ Next Co. Ltd.	1,100,000	11,429,452
Flexsteel Industries, Inc.	10,000	165,700
Fuji Corp. Ltd.	50,000	330,840
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	6,850,581	57,116,288
Haier Electronics Group Co. Ltd.	1,000	2,855
Hamilton Beach Brands Holding Co.:
Class A	125,000	2,331,250
Class B (a)	125,000	2,331,250
Helen of Troy Ltd. (a)	425,000	63,648,000
Iida Group Holdings Co. Ltd.	100,000	1,665,711
Mohawk Industries, Inc. (a)	25,000	3,584,500
Nittoh Corp.	25,000	111,138
Q.E.P. Co., Inc. (a)	30,998	557,964
SABAF SpA (a)	400,000	5,353,440
Sanei Architecture Planning Co. Ltd.	660,000	9,433,089
Sanyo Housing Nagoya Co. Ltd. (c)	700,000	6,167,048
Taylor Morrison Home Corp. (a)	300,000	7,515,000
Tupperware Brands Corp.	134,500	1,295,235
Urbi, Desarrollos Urbanos, S.A.B. de CV (a)	329	17
Wellpool Co. Ltd.	200,000	369,205
		184,524,154
Internet & Direct Marketing Retail - 0.1%
Aucnet, Inc.	125,000	1,716,800
CROOZ, Inc. (a)(c)	50,000	486,729
Danawa Co. Ltd.	10,000	209,350
Hyundai Home Shopping Network Corp.	10,000	722,043
N Brown Group PLC	300,000	486,533
NS Shopping Co. Ltd.	75,000	623,563
PetMed Express, Inc. (c)	25,000	585,375
		4,830,393
Leisure Products - 0.1%
Brunswick Corp.	50,000	2,912,000
Mars Group Holdings Corp.	550,000	10,174,790
		13,086,790
Multiline Retail - 0.4%
Big Lots, Inc.	75,000	1,625,250
Grazziotin SA	400,000	2,477,497
Gwangju Shinsegae Co. Ltd. (b)	97,372	14,102,961
Lifestyle China Group Ltd. (a)	12,500,000	3,681,814
Lifestyle International Holdings Ltd.	12,100,000	12,736,689
Macy's, Inc. (c)	700,000	10,612,000
Treasure Factory Co. Ltd. (b)	850,000	9,281,303
Watts Co. Ltd.	150,000	850,879
		55,368,393
Specialty Retail - 9.2%
ABC-MART, Inc.	25,000	1,714,136
Arc Land Sakamoto Co. Ltd.	525,000	6,193,012
AT-Group Co. Ltd.	905,000	13,956,724
AutoNation, Inc. (a)	450,000	22,882,500
Beacon Lighting Group Ltd.	26,378	22,095
Best Buy Co., Inc.	3,000,000	215,490,000
Cash Converters International Ltd. (a)	14,400,000	2,382,233
DCM Japan Holdings Co. Ltd. (c)	25,000	247,480
Dunelm Group PLC	300,000	3,068,036
E-Life Mall Corp. Ltd.	100,000	217,719
Fenix Outdoor International AG	3,000	279,938
Formosa Optical Technology Co. Ltd.	751,383	1,561,994
Fuji Corp. (b)	705,790	14,399,045
GameStop Corp. Class A (b)(c)	8,880,367	48,309,196
Genesco, Inc. (a)	150,000	5,827,500
GNC Holdings, Inc. Class A (a)(b)(c)	5,939,600	15,680,544
Goldlion Holdings Ltd.	9,300,000	2,883,185
Guess?, Inc. (b)(c)	4,841,500	81,095,125
Handsman Co. Ltd. (b)	743,100	8,538,342
Hibbett Sports, Inc. (a)(b)(c)	1,150,300	27,446,158
Hour Glass Ltd.	28,600,000	16,828,257
IA Group Corp.	18,200	638,724
International Housewares Retail Co. Ltd.	999,600	233,165
JB Hi-Fi Ltd. (c)	925,000	23,639,003
John David Group PLC	33,500,000	333,441,223
Jumbo SA	1,750,000	34,156,063
K's Holdings Corp.	3,950,000	45,130,025
Ku Holdings Co. Ltd.	600,000	4,855,199
Leon's Furniture Ltd.	225,000	2,690,570
Lookers PLC	1,534,541	985,933
Mandarake, Inc. (c)	180,000	1,010,816
Mitsui & Associates Telepark Corp.	25,000	601,237
Mr. Bricolage SA (a)	311,600	875,769
Nafco Co. Ltd.	640,400	7,675,763
Nitori Holdings Co. Ltd.	625,000	95,131,957
Nojima Co. Ltd.	50,000	886,963
Oriental Watch Holdings Ltd.	9,273,000	2,128,142
Padini Holdings Bhd	2,000,000	1,756,476
Sacs Bar Holdings, Inc.	400,000	3,297,710
Sally Beauty Holdings, Inc. (a)(c)	6,000,000	93,000,000
Samse SA	37,000	7,180,301
Silvano Fashion Group A/S	9,800	24,368
SuperGroup PLC (c)	125,000	662,248
The Buckle, Inc.	632,800	13,238,176
Tokatsu Holdings Co. Ltd. (b)	250,000	1,053,460
Truworths International Ltd.	334,900	1,187,293
Urban Outfitters, Inc. (a)	75,000	2,152,500
Vita Group Ltd.	350,000	293,265
Vitamin Shoppe, Inc. (a)	400,000	2,584,000
Williams-Sonoma, Inc. (c)	850,000	56,771,500
		1,226,305,068
Textiles, Apparel & Luxury Goods - 1.1%
Best Pacific International Holdings Ltd.	2,700,000	911,761
Bjorn Borg AB	5,000	11,289
Capri Holdings Ltd. (a)	2,000,000	62,140,000
Embry Holdings Ltd.	3,200,000	610,944
Ff Group (a)(d)	1,180,000	1,579,265
Fossil Group, Inc. (a)(c)	2,338,700	25,445,056
Fujibo Holdings, Inc.	2,000	62,829
Grendene SA	300,000	745,792
Hagihara Industries, Inc.	135,000	2,028,411
Kontoor Brands, Inc. (c)	25,000	950,000
Magni-Tech Industries Bhd	8,533,333	5,185,836
Movado Group, Inc.	1,000	26,050
Only Corp.	15,000	110,912
Sakai Ovex Co. Ltd.	180,000	3,103,291
Sitoy Group Holdings Ltd.	11,200,000	1,809,458
Tapestry, Inc.	833,000	21,541,380
Ted Baker PLC	400,000	2,106,757
Texwinca Holdings Ltd.	1,800,000	408,401
Youngone Holdings Co. Ltd.	258,000	11,596,100
Yue Yuen Industrial (Holdings) Ltd.	2,500,000	7,045,473
		147,419,005

TOTAL CONSUMER DISCRETIONARY		2,440,747,114

CONSUMER STAPLES - 4.9%
Beverages - 1.0%
A.G. Barr PLC	500,000	3,594,596
Britvic PLC	6,968,131	89,088,283
C&C Group PLC (United Kingdom)	412,710	2,031,495
Jinro Distillers Co. Ltd. (b)	460,240	11,935,746
Lucas Bols BV (e)	120,000	1,907,163
Muhak Co. Ltd.	340,000	2,623,452
National Beverage Corp. (c)	1,000	43,960
Olvi PLC (A Shares)	100,000	4,243,717
Spritzer Bhd	1,000,000	512,481
Willamette Valley Vineyards, Inc. (a)(c)	5,000	34,800
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,350,762	12,383,689
		128,399,382
Food & Staples Retailing - 1.9%
Amsterdam Commodities NV	625,000	13,467,248
Belc Co. Ltd.	35,000	1,683,380
Create SD Holdings Co. Ltd.	930,000	23,041,955
Daiichi Co. Ltd.	200,000	1,295,586
Dong Suh Companies, Inc.	500,000	7,476,779
Genky DrugStores Co. Ltd. (c)	400,000	8,952,256
Halows Co. Ltd.	100,000	2,451,527
Kroger Co.	1,150,000	28,336,000
Magnit OJSC	5,388	271,574
MARR SpA	750,000	15,742,460
Medical Ikkou Co. Ltd.	3,000	238,154
Nihon Chouzai Co. Ltd.	50,000	1,820,611
OM2 Network Co. Ltd.	220,000	2,309,515
Qol Holdings Co. Ltd.	150,000	2,100,109
Retail Partners Co. Ltd.	550,000	4,531,876
Sapporo Clinical Laboratory	20,000	318,890
Satoh & Co. Ltd. (c)	50,000	734,850
Satsudora Holdings Co. Ltd. (b)	370,100	6,076,124
Shoei Foods Corp. (c)	50,000	1,468,615
United Natural Foods, Inc. (a)	412,000	3,090,000
Valor Holdings Co. Ltd.	650,000	11,090,491
Walgreens Boots Alliance, Inc.	2,250,100	123,260,478
Yuasa Funashoku Co. Ltd.	10,000	339,165
		260,097,643
Food Products - 1.4%
Ajinomoto Malaysia Bhd	1,650,000	6,253,455
Armanino Foods of Distinction	325,000	1,166,750
Astral Foods Ltd.	10,000	106,740
Axyz Co. Ltd.	1,000	22,130
Bakkavor Group PLC (e)	100,000	153,369
Bell AG	40,500	11,125,697
Binggrea Co. Ltd.	15,000	704,953
Cal-Maine Foods, Inc.	100,000	3,989,000
Carr's Group PLC	4,270,000	7,771,258
Changshouhua Food Co. Ltd.	3,500,000	1,397,128
Cranswick PLC	462,773	18,607,021
Fleury Michon SA	2,000	66,918
Fresh Del Monte Produce, Inc.	1,457,100	46,481,490
Glanbia PLC	5,000	55,709
High Liner Foods, Inc. (c)	50,000	353,048
Ingredion, Inc.	300,000	23,700,000
JC Comsa Corp.	150,000	563,950
Kaneko Seeds Co. Ltd.	150,000	2,108,222
Kaveri Seed Co. Ltd.	217,323	1,602,390
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	6,634,652
LDC SA	500	62,457
London Biscuits Bhd (a)	5,000,000	65,834
London Biscuits Bhd warrants 1/26/20 (a)(d)	500,000	598
M. Dias Branco SA	10,000	94,128
Nissin Foods Co. Ltd.	500,000	451,068
Nitto Fuji Flour Milling Co. Ltd.	10,000	585,599
Origin Enterprises PLC	50,000	262,096
Pickles Corp.	100,000	2,443,061
President Bakery PCL	16,500	34,020
Prima Meat Packers Ltd.	1,250,000	30,889,626
S Foods, Inc.	300,000	8,082,740
Select Harvests Ltd.	900,687	4,472,860
Shinobu Food Products Co. Ltd. (c)	25,000	157,107
Thai President Foods PCL	131,357	761,564
Thai Wah PCL	426,000	60,112
Toyo Sugar Refining Co. Ltd.	210,000	2,157,964
Tyson Foods, Inc. Class A	10,000	827,900
Valsoia SpA	50,000	610,627
		184,883,241
Personal Products - 0.4%
Asaleo Care Ltd. (a)	700,000	461,458
Hengan International Group Co. Ltd.	4,000,000	27,928,007
Jacques Bogart SA	15,000	136,847
Sarantis SA	2,400,000	21,199,622
		49,725,934
Tobacco - 0.2%
KT&G Corp.	315,000	26,916,405
Scandinavian Tobacco Group A/S (e)	400,000	4,726,220
		31,642,625

TOTAL CONSUMER STAPLES		654,748,825

ENERGY - 7.2%
Energy Equipment & Services - 0.6%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	218,283
Carbo Ceramics, Inc. (a)(b)(c)	2,360,200	3,422,290
Cathedral Energy Services Ltd. (a)	800,000	145,775
COVIA Corp. (a)(c)	725,000	1,000,500
Geospace Technologies Corp. (a)	450,000	6,565,500
High Arctic Energy Services, Inc.	400,000	686,356
Liberty Oilfield Services, Inc. Class A	600,000	5,526,000
PHX Energy Services Corp. (a)	25,000	45,744
Precision Drilling Corp. (a)	200,000	212,588
Prosafe ASA (a)	600,000	469,762
Raiznext Corp.	1,925,000	19,557,011
Shelf Drilling Ltd. (a)(e)	100,000	203,346
Smart Sand, Inc. (a)(c)	455,000	1,060,150
Solaris Oilfield Infrastructure, Inc. Class A	25,000	266,000
Subsea 7 SA	100,000	935,174
Tidewater, Inc. (a)	82,985	1,346,847
Tidewater, Inc. warrants 11/14/24 (a)	4,764	4,288
Transocean Ltd. (United States) (a)(c)	2,004,720	9,522,420
Valaris PLC Class A (c)	5,515,000	22,666,650
		73,854,684
Oil, Gas & Consumable Fuels - 6.6%
Advantage Oil & Gas Ltd. (a)	300,000	432,769
Alvopetro Energy Ltd. (a)	2,800,000	1,372,278
ARC Resources Ltd. (c)	100,000	423,658
Baytex Energy Corp. (a)	5,300,000	5,915,268
Beach Energy Ltd.	1,392,894	2,190,993
Berry Petroleum Corp.	100,000	939,000
Birchcliff Energy Ltd. (c)	7,030,814	10,729,585
Bonanza Creek Energy, Inc. (a)	150,000	2,673,000
Bonavista Energy Corp. (c)	2,335,000	868,689
Bonterra Energy Corp. (c)	500,000	1,229,975
Cenovus Energy, Inc. (Canada)	150,000	1,277,807
China Petroleum & Chemical Corp.:
(H Shares)	225,000,000	127,974,421
sponsored ADR (H Shares)	50,000	2,824,500
Cimarex Energy Co.	25,000	1,055,500
CNOOC Ltd.	450,000	669,713
CNOOC Ltd. sponsored ADR	100,000	14,854,000
ConocoPhillips Co.	2,550,000	140,760,000
Contango Oil & Gas Co. (a)	250,000	622,500
Denbury Resources, Inc. (a)(c)	15,000,000	14,971,500
Encana Corp. (Toronto)	50,000	195,885
Enterprise Products Partners LP	15,000	390,450
EQM Midstream Partners LP	7,500	224,100
Fuji Oil Co. Ltd.	150,000	355,401
Husky Energy, Inc.	5,900,000	41,211,753
Imperial Oil Ltd.	800,000	19,922,557
International Seaways, Inc. (a)	55,000	1,382,700
Motor Oil (HELLAS) Corinth Refineries SA	300,000	7,407,823
NACCO Industries, Inc. Class A	125,000	6,312,500
NuVista Energy Ltd. (a)(c)	250,000	358,743
Oil & Natural Gas Corp. Ltd.	58,000,616	115,677,954
Oil India Ltd.	75,656	182,825
Peyto Exploration & Development Corp. (b)(c)	12,474,700	24,909,620
S-Oil Corp.	10,000	851,926
San-Ai Oil Co. Ltd.	200,000	2,093,850
Sanrin Co. Ltd. (c)	15,000	107,797
Seven Generations Energy Ltd. (a)	200,000	1,120,644
Sinopec Kantons Holdings Ltd.	6,000,000	2,445,983
Southwestern Energy Co. (a)(b)(c)	50,260,100	103,033,205
Star Petroleum Refining PCL	3,700,000	1,090,615
Thai Oil PCL (For. Reg.)	1,000,000	2,268,725
Total SA sponsored ADR	3,750,083	197,366,868
TransGlobe Energy Corp.	30,000	34,394
Tsakos Energy Navigation Ltd.	500,000	1,775,000
Unit Corp. (a)(b)	5,400,000	11,016,000
World Fuel Services Corp.	200,000	8,354,000
		881,876,474

TOTAL ENERGY		955,731,158

FINANCIALS - 14.7%
Banks - 3.3%
Banco de Sabadell SA	100,000	109,723
Bar Harbor Bankshares	325,000	8,141,250
Central Valley Community Bancorp	25,000	520,750
Citizens Financial Services, Inc.	15,203	923,582
Community Trust Bancorp, Inc.	25,000	1,095,250
Credit Agricole Atlantique Vendee	7,000	1,202,606
East West Bancorp, Inc.	800,000	34,336,000
Erste Group Bank AG	5,000	176,608
F & M Bank Corp.	131,632	3,521,156
First Hawaiian, Inc.	100,000	2,733,000
First of Long Island Corp.	5,000	117,200
Gunma Bank Ltd.	5,600,000	18,844,820
Hiroshima Bank Ltd.	1,000,000	5,097,349
JPMorgan Chase & Co.	25,000	3,123,000
Mitsubishi UFJ Financial Group, Inc.	17,000,000	88,132,901
NIBC Holding NV (e)	1,100,000	8,955,859
Nordea Bank ABP (Stockholm Stock Exchange)	100,000	731,934
OFG Bancorp	1,861,516	37,807,390
Ogaki Kyoritsu Bank Ltd.	60,000	1,447,199
Regions Financial Corp.	25,000	402,500
San ju San Financial Group, Inc.	300,000	4,648,742
Schweizerische Nationalbank	10	57,577
Shinsei Bank Ltd.	711,200	11,087,431
Skandiabanken ASA (e)	625,000	4,437,999
Sparebank 1 Oestlandet	1,000,000	9,677,963
Sumitomo Mitsui Financial Group, Inc.	4,100,000	145,563,105
Texas Capital Bancshares, Inc. (a)	200,000	10,812,000
The Keiyo Bank Ltd.	600,000	3,762,833
The San-In Godo Bank Ltd.	1,800,000	10,558,166
Unicaja Banco SA (e)	6,000,000	5,430,396
Van Lanschot NV (Bearer)	81,300	1,872,416
Yamaguchi Financial Group, Inc.	1,700,000	11,927,710
		437,256,415
Capital Markets - 0.9%
ABG Sundal Collier ASA	1,500,000	554,580
Blue Sky Alternative Investments Ltd. (a)(d)	10,000	0
CI Financial Corp.	10,000	145,547
Diamond Hill Investment Group, Inc.	16,000	2,253,760
Donnelley Financial Solutions, Inc. (a)	10,000	113,000
Edify SA (a)	10,068	595,129
Goldman Sachs Group, Inc.	450,000	96,021,000
Lazard Ltd. Class A	50,000	1,866,500
Morgan Stanley	500,000	23,025,000
		124,574,516
Consumer Finance - 3.0%
Aeon Credit Service (Asia) Co. Ltd.	10,300,000	8,337,269
Discover Financial Services	1,800,000	144,468,000
Santander Consumer U.S.A. Holdings, Inc.	875,000	21,945,000
Synchrony Financial	6,250,000	221,062,500
		395,812,769
Diversified Financial Services - 1.2%
AXA Equitable Holdings, Inc.	500,000	10,800,000
Fuyo General Lease Co. Ltd.	575,000	37,477,755
IBJ Leasing Co. Ltd.	200,000	5,633,061
NICE Holdings Co. Ltd.	250,000	4,144,272
Ricoh Leasing Co. Ltd.	1,070,000	36,057,399
Tokyo Century Corp.	1,350,000	62,337,310
		156,449,797
Insurance - 6.1%
AFLAC, Inc.	3,750,000	199,350,000
ASR Nederland NV	1,000,000	36,592,993
Db Insurance Co. Ltd.	1,475,000	63,648,754
Genworth Financial, Inc. Class A	14,710,000	62,958,800
Hyundai Fire & Marine Insurance Co. Ltd.	550,000	11,866,717
Kansas City Life Insurance Co.	2,000	66,000
MetLife, Inc.	6,400,000	299,456,000
National Western Life Group, Inc.	24,000	6,542,400
NN Group NV	2,022,101	77,061,867
Power Corp. of Canada (sub. vtg.)	600,000	13,885,050
Principal Financial Group, Inc.	100,000	5,338,000
Shinkong Insurance Co. Ltd.	100,000	125,254
Sony Financial Holdings, Inc.	1,000,000	21,513,448
Talanx AG	180,000	8,291,140
		806,696,423
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	1,035,600	6,029,635
Genworth MI Canada, Inc. (c)	443,200	17,901,632
Genworth Mortgage Insurance Ltd.	3,250,899	8,741,370
Hingham Institution for Savings	10,100	1,918,899
		34,591,536

TOTAL FINANCIALS		1,955,381,456

HEALTH CARE - 20.5%
Biotechnology - 8.3%
AbbVie, Inc.	700,000	55,685,000
Alexion Pharmaceuticals, Inc. (a)	5,000	527,000
Amgen, Inc.	2,000,000	426,500,000
Biogen, Inc. (a)	550,000	164,290,500
Celgene Corp. (a)	1,550,000	167,446,500
Cell Biotech Co. Ltd.	375,000	6,232,430
Essex Bio-Technology Ltd.	2,500,000	1,924,020
Gilead Sciences, Inc.	1,816,600	115,735,586
United Therapeutics Corp. (a)	1,900,000	170,696,000
		1,109,037,036
Health Care Equipment & Supplies - 0.5%
A&T Corp.	90,000	1,122,774
Create Medic Co. Ltd.	35,000	341,499
Fukuda Denshi Co. Ltd.	625,000	40,352,375
InBody Co. Ltd.	5,000	97,625
Interojo Co. Ltd.	5,150	114,196
Kawasumi Laboratories, Inc.	100,000	807,318
Medikit Co. Ltd.	35,000	2,217,906
Meridian Bioscience, Inc.	25,000	244,750
Nakanishi, Inc.	300,000	5,001,665
Paramount Bed Holdings Co. Ltd.	75,000	2,867,776
Paul Hartmann AG (c)	1,000	336,821
Riverstone Holdings Ltd.	100,000	71,596
St.Shine Optical Co. Ltd.	900,000	14,061,578
Value Added Technology Co. Ltd.	75,000	1,602,167
Vieworks Co. Ltd.	25,000	516,966
		69,757,012
Health Care Providers & Services - 10.7%
Anthem, Inc.	2,500,000	672,700,002
CVS Health Corp.	3,000,030	199,171,992
EBOS Group Ltd.	487,300	7,696,621
Excelsior Medical Co. Ltd.	200,000	350,843
Hokuyaku Takeyama Holdings, Inc.	15,000	110,677
Humana, Inc.	448,600	131,978,120
Laboratory Corp. of America Holdings (a)	425,000	70,027,250
Quest Diagnostics, Inc.	375,000	37,968,750
Saint-Care Holding Corp.	375,000	1,817,062
Sigma Healthcare Ltd.	6,500,000	2,604,347
Tokai Corp.	375,000	8,727,449
Uchiyama Holdings Co. Ltd.	775,000	3,750,671
UnitedHealth Group, Inc.	975,000	246,382,500
Universal Health Services, Inc. Class B	300,000	41,238,000
Viemed Healthcare, Inc. (a)	25,000	201,959
Yagami, Inc.	5,000	82,172
		1,424,808,415
Health Care Technology - 0.1%
Pharmagest Interactive (c)	150,000	10,372,290
Life Sciences Tools & Services - 0.1%
Cambrex Corp. (a)	5,000	298,650
ICON PLC (a)	50,000	7,345,000
		7,643,650
Pharmaceuticals - 0.8%
Apex Healthcare Bhd	3,000,000	1,620,696
Biofermin Pharmaceutical Co. Ltd.	100,000	2,083,820
Boiron SA	15,000	532,835
Daito Pharmaceutical Co. Ltd.	210,000	6,323,671
Dawnrays Pharmaceutical Holdings Ltd.	22,505,000	3,964,162
Dong E-E-Jiao Co. Ltd. (A Shares)	10,000	50,109
DongKook Pharmaceutical Co. Ltd.	83,000	4,929,120
Genomma Lab Internacional SA de CV (a)	4,900,000	5,173,446
Huons Co. Ltd.	2,904	116,007
Kaken Pharmaceutical Co. Ltd.	10,000	490,287
Korea United Pharm, Inc.	130,000	2,149,467
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	14,109,323
Kyung Dong Pharmaceutical Co. Ltd.	50,000	335,387
Lee's Pharmaceutical Holdings Ltd.	10,200,000	5,449,330
Luye Pharma Group Ltd. (c)(e)	4,700,000	3,474,005
Nippon Chemiphar Co. Ltd.	75,010	2,190,891
Orient Europharma Co. Ltd.	200,000	373,139
PT Tempo Scan Pacific Tbk	500,000	50,400
Samjin Pharmaceutical Co. Ltd.	2,000	43,835
Sanofi SA sponsored ADR	200,000	9,216,000
Supernus Pharmaceuticals, Inc. (a)	5,000	138,950
Syngen Biotech Co. Ltd.	62,618	260,754
Taro Pharmaceutical Industries Ltd.	350,000	28,294,000
Towa Pharmaceutical Co. Ltd.	450,000	11,539,248
Vetoquinol SA	10,000	651,335
Vivimed Labs Ltd. (a)	100,000	20,931
		103,581,148

TOTAL HEALTH CARE		2,725,199,551

INDUSTRIALS - 9.3%
Aerospace & Defense - 0.0%
Magellan Aerospace Corp.	200,000	2,438,691
SIFCO Industries, Inc. (a)	61,000	155,550
The Lisi Group	10,000	351,320
Vectrus, Inc. (a)	60,000	2,742,600
		5,688,161
Air Freight & Logistics - 0.1%
AIT Corp.	900,000	7,680,974
CTI Logistics Ltd.	456,843	235,249
Hub Group, Inc. Class A (a)	10,000	458,000
Onelogix Group Ltd.	4,600,100	1,004,621
SBS Co. Ltd.	250,000	4,108,802
		13,487,646
Building Products - 0.2%
InnoTec TSS AG	50,000	538,132
Installux SA	500	185,140
Kondotec, Inc.	46,300	418,006
KVK Corp.	75,000	1,001,283
Miyako, Inc.	20,000	170,627
Nichias Corp.	5,000	105,481
Nihon Dengi Co. Ltd.	350,000	9,329,107
Nihon Flush Co. Ltd.	50,000	1,130,139
Noda Corp.	400,000	2,902,037
Resideo Technologies, Inc. (a)	50,000	476,500
Sekisui Jushi Corp.	750,000	15,357,818
		31,614,270
Commercial Services & Supplies - 0.3%
Asia File Corp. Bhd	5,300,100	3,017,784
Calian Technologies Ltd.	309,000	8,309,756
Civeo Corp. (a)	2,916,700	3,091,702
CMC Corp.	15,000	278,207
Fursys, Inc.	200,000	5,306,377
Loomis AB (B Shares)	75,000	2,897,252
Matsuda Sangyo Co. Ltd.	150,000	2,254,190
Mitie Group PLC	1,750,898	3,592,553
Nippon Kanzai Co. Ltd.	20,000	352,064
Secom Joshinetsu Co. Ltd.	26,250	849,791
VSE Corp.	335,000	12,870,700
		42,820,376
Construction & Engineering - 0.5%
Arcadis NV	1,000,562	19,751,904
Argan, Inc.	5,000	189,250
Boustead Projs. Pte Ltd.	2,549,475	1,763,841
Boustead Singapore Ltd.	9,598,200	5,495,807
Daiichi Kensetsu Corp.	275,000	4,367,026
Geumhwa PSC Co. Ltd.	1,000	25,079
Hokuriku Electrical Construction Co. Ltd.	125,000	1,137,493
Joban Kaihatsu Co. Ltd. (c)	5,000	258,213
Kawasaki Setsubi Kogyo Co. Ltd.	175,000	686,492
Meisei Industrial Co. Ltd.	600,000	4,768,034
Mirait Holdings Corp.	47,000	754,679
Nakano Corp.	10,000	45,825
Nippon Rietec Co. Ltd.	1,041,046	12,104,079
Seikitokyu Kogyo Co. Ltd.	550,000	3,943,466
Shinnihon Corp.	75,000	589,141
Sinopec Engineering Group Co. Ltd. (H Shares)	100,000	57,126
Sumiken Mitsui Road Co. Ltd.	60,000	432,062
Sumitomo Densetsu Co. Ltd.	175,000	3,654,452
Toshiba Plant Systems & Services Corp.	400,000	7,815,515
Watanabe Sato Co. Ltd.	60,000	1,044,096
		68,883,580
Electrical Equipment - 0.6%
Acuity Brands, Inc.	75,000	9,359,250
Aichi Electric Co. Ltd.	150,000	3,817,334
Aros Quality Group AB	853,205	16,841,956
BizLink Holding, Inc.	25,000	170,093
Canare Electric Co. Ltd.	95,000	1,667,829
Dewhurst PLC	25,000	299,550
Eaton Corp. PLC	350,000	30,488,500
Gerard Perrier Industrie SA	100	6,112
Hammond Power Solutions, Inc. Class A	529,700	3,197,263
Iwabuchi Corp.	10,000	496,796
Johnson Electric Holdings Ltd.	10,000	18,261
Regal Beloit Corp.	75,000	5,553,750
Terasaki Electric Co. Ltd.	110,000	945,831
		72,862,525
Industrial Conglomerates - 0.2%
Lifco AB	100,018	4,984,482
Mytilineos SA	875,000	9,573,456
Nolato AB Series B	65,000	3,635,159
Reunert Ltd.	300,000	1,418,351
		19,611,448
Machinery - 0.8%
Aalberts Industries NV	5,000	201,089
Beijer Alma AB Series B	1,000	12,863
Conrad Industries, Inc. (a)	22,800	225,720
Cummins, Inc.	27,000	4,656,960
Daihatsu Diesel Manufacturing Co. Ltd. (b)	3,184,000	18,101,281
Daiwa Industries Ltd.	1,100,000	12,340,024
Estic Corp.	70,000	4,257,538
Fuji Latex Co. Ltd.	35,000	645,215
Fujimak Corp. (b)	820,000	6,101,988
Fukushima Industries Corp.	100,000	3,137,360
Haitian International Holdings Ltd.	4,501,000	10,621,066
Hokuetsu Industries Co. Ltd.	1,000	11,763
Hosokawa Micron Corp.	10,000	363,602
Hy-Lok Corp.	150,000	2,198,173
Ihara Science Corp.	200,000	2,715,127
Impro Precision Industries Ltd. (e)	250,000	100,164
Koike Sanso Kogyo Co. Ltd.	35,000	692,127
Krones AG	15,000	981,185
Mitsuboshi Belting Ltd.	12,500	235,200
Nakanishi Manufacturing Co. Ltd.	250,000	2,342,643
Nansin Co. Ltd.	250,000	1,258,232
Sakura Rubber Co. Ltd.	41,100	2,255,457
Sansei Co. Ltd. (b)	850,000	2,749,423
Semperit AG Holding (a)(c)	300,000	4,081,998
SIMPAC, Inc.	2,325,000	6,506,400
Snap-On, Inc.	2,000	325,340
Suzumo Machinery Co. Ltd.	10,000	130,806
Teikoku Sen-I Co. Ltd.	550,000	10,120,140
The Hanshin Diesel Works Ltd.	30,000	554,491
Tocalo Co. Ltd.	400,000	3,943,470
Yamada Corp.	80,000	1,813,460
		103,680,305
Marine - 0.1%
Freight Management Holdings Bhd	1,500,000	218,775
Japan Transcity Corp.	1,400,000	7,187,247
SITC International Holdings Co. Ltd.	8,000,000	8,808,790
		16,214,812
Professional Services - 0.7%
ABIST Co. Ltd. (b)	260,000	6,384,505
Akka Technologies SA	600,000	38,678,604
Bertrandt AG	200,000	9,981,935
Career Design Center Co. Ltd.	110,000	1,449,698
Cpl Resources PLC	50,000	384,779
McMillan Shakespeare Ltd.	2,500,000	27,654,940
Robert Half International, Inc.	50,000	2,863,500
SHL-JAPAN Ltd.	152,300	2,850,994
Trust Tech, Inc.	10,000	126,748
WDB Holdings Co. Ltd.	100,000	2,541,784
		92,917,487
Road & Rail - 0.8%
Autohellas SA (b)	2,600,000	20,066,478
Daqin Railway Co. Ltd. (A Shares)	42,000,622	45,494,435
Hamakyorex Co. Ltd.	212,000	7,233,575
Higashi Twenty One Co. Ltd.	200,000	901,284
Knight-Swift Transportation Holdings, Inc. Class A	4,900	178,654
Kyushu Railway Co.	200,000	6,607,512
NANSO Transport Co. Ltd.	125,000	1,298,299
Nikkon Holdings Co. Ltd.	100,000	2,430,780
SENKO Co. Ltd.	250,000	2,010,896
Shin-Keisei Electric Railway Co. Ltd.	35,000	711,019
STEF-TFE Group	95,000	9,228,550
The Hokkaido Chuo Bus Co. Ltd.	1,000	37,093
Tohbu Network Co. Ltd.	175,000	1,584,886
Utoc Corp.	1,600,000	8,260,411
		106,043,872
Trading Companies & Distributors - 4.9%
AerCap Holdings NV (a)	1,000,000	57,880,000
Alconix Corp.	18,000	227,447
Bergman & Beving AB (B Shares)	625,000	5,463,094
Canox Corp.	422,100	3,277,582
Chori Co. Ltd. (b)	1,566,400	27,437,121
Daiichi Jitsugyo Co. Ltd.	25,000	806,976
Green Cross Co. Ltd. (b)	612,000	5,051,848
HERIGE	60,000	1,947,314
Houston Wire & Cable Co. (a)(b)	1,348,500	5,731,125
Howden Joinery Group PLC	225,000	1,682,854
iMarketKorea, Inc.	35,000	324,492
Itochu Corp.	19,300,000	403,522,141
Kamei Corp. (b)	2,100,000	23,975,453
Latham James PLC	10,000	107,838
Lumax International Corp. Ltd.	1,588,740	4,177,879
Maruka Machinery Co. Ltd.	5,000	109,350
Meiwa Corp.	1,425,000	7,622,189
Mitani Shoji Co. Ltd.	665,000	33,409,719
Mitsubishi Corp.	1,400,000	35,608,182
Momentum Group AB Class B	525,000	5,632,942
MSC Industrial Direct Co., Inc. Class A	10,000	732,100
Narasaki Sangyo Co. Ltd.	70,000	1,237,608
Nishikawa Keisoku Co. Ltd.	20,000	818,463
Okaya & Co. Ltd.	100	9,035
Pla Matels Corp.	300,000	1,533,966
Rasa Corp.	235,000	1,877,210
Sakai Trading Co. Ltd.	30,000	431,640
Sanyo Trading Co. Ltd.	29,400	585,316
Shinsho Corp.	100,000	2,367,786
Totech Corp.	1,000	21,765
Yamazen Co. Ltd.	100,000	923,282
Yuasa Trading Co. Ltd.	650,000	20,164,837
		654,698,554
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	3,000,000	1,761,948
Isewan Terminal Service Co. Ltd.	300,000	2,273,497
Meiko Transportation Co. Ltd.	100,000	1,105,826
Qingdao Port International Co. Ltd. (H Shares) (e)	16,000,000	9,175,712
		14,316,983

TOTAL INDUSTRIALS		1,242,840,019

INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.0%
Casa Systems, Inc. (a)	105,000	705,600
F5 Networks, Inc. (a)	15,000	2,161,200
HF Co. (a)(b)	225,000	1,094,109
		3,960,909
Electronic Equipment & Components - 0.9%
AAC Technology Holdings, Inc.	5,000	32,356
Daido Signal Co. Ltd.	400,000	1,881,186
Elematec Corp.	800,000	7,695,521
FLEXium Interconnect, Inc.	25,000	90,170
Forval Corp.	1,000	9,284
HAGIAWARA ELECTRIC Co. Ltd.	350,000	9,373,013
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,000,000	5,285,593
ITC Networks Corp.	5,000	69,145
Kingboard Chemical Holdings Ltd.	5,675,000	15,123,331
Kyosha Co. Ltd.	50,000	148,845
Lacroix SA (b)	376,493	9,699,751
Lagercrantz Group AB (B Shares)	10,000	128,422
Makus, Inc.	300,000	944,638
New Cosmos Electric Co. Ltd.	35,000	525,284
Nihon Denkei Co. Ltd.	50,000	596,584
PAX Global Technology Ltd.	8,500,000	3,714,188
Redington India Ltd.	5,172,013	8,641,249
Riken Kieki Co. Ltd.	550,000	10,801,141
Shibaura Electronics Co. Ltd.	225,000	6,678,231
Simplo Technology Co. Ltd.	1,400,000	12,899,207
SYNNEX Corp.	55,000	6,475,700
TE Connectivity Ltd.	1,000	89,500
Thinking Electronic Industries Co. Ltd.	1,500,000	4,033,051
VST Holdings Ltd.	20,335,700	10,363,260
		115,298,650
IT Services - 4.1%
All for One Steeb AG	10,000	505,231
Amdocs Ltd.	1,200,000	78,240,000
Avant Corp. (c)	150,000	3,283,169
Bouvet ASA	5,000	160,393
Cielo SA	3,400,000	6,409,176
Computer Services, Inc.	10,000	450,000
Data Applications Co. Ltd.	16,400	281,134
Data#3 Ltd.	800,001	1,896,557
Dimerco Data System Corp.	500,000	659,879
E-Credible Co. Ltd.	240,000	3,865,709
eClerx Services Ltd.	118,050	750,414
Enea Data AB (a)	210,000	3,545,056
Estore Corp. (b)(c)	302,600	2,560,014
Future Corp.	739,200	12,065,811
IFIS Japan Ltd.	175,000	1,253,434
Korea Information & Communication Co. Ltd. (a)	325,000	2,271,659
Neurones	12,000	279,717
NIC, Inc.	200,000	4,704,000
Nice Information & Telecom, Inc.	132,413	3,530,138
Persistent Systems Ltd.	422,739	3,675,421
Societe Pour L'Informatique Industrielle SA	174,000	4,618,680
Softcreate Co. Ltd.	50,000	872,780
Sonata Software Ltd.	100,000	440,315
Sopra Steria Group	480,000	65,793,778
Tessi SA (b)(c)	199,798	27,965,756
The Western Union Co. (c)	12,650,000	317,009,000
TravelSky Technology Ltd. (H Shares)	350,000	797,810
		547,885,031
Semiconductors & Semiconductor Equipment - 0.1%
e-LITECOM Co. Ltd.	50,000	215,758
KLA-Tencor Corp.	18,750	3,169,500
Miraial Co. Ltd. (b)	600,000	8,166,971
Phison Electronics Corp.	750,000	6,824,218
Protec Co. Ltd.	5,352	81,861
		18,458,308
Software - 0.3%
8K Miles Software Services Ltd. (a)	5,000	2,897
Cyient Ltd.	50,000	286,476
eBase Co. Ltd.	200,000	2,180,831
Ebix, Inc. (c)	300,000	12,789,000
Fukui Computer Holdings, Inc.	10,000	267,309
InfoVine Co. Ltd.	63,600	1,143,973
Integrated Research Ltd.	15,000	30,577
Jastec Co. Ltd.	110,000	1,168,078
KPIT Cummins Infosystems Ltd.	1,800,000	1,688,300
KPIT Engineering Ltd.	1,000,000	1,278,326
KSK Co., Ltd.	121,900	2,052,959
Linedata Services	10,000	287,747
Sinosoft Tech Group Ltd.	3,000,000	618,810
Software AG (Bearer)	10,000	317,861
System Research Co. Ltd.	50,000	907,079
Toho System Science Co. Ltd.	100,000	926,590
Uchida Esco Co. Ltd. (b)	315,400	5,835,370
Zensar Technologies Ltd.	500,000	1,254,828
		33,037,011
Technology Hardware, Storage & Peripherals - 1.0%
Bluecom Co. Ltd. (a)	55,000	142,401
Elecom Co. Ltd.	40,000	1,553,247
HP, Inc.	7,000,000	121,590,000
TPV Technology Ltd.	24,900,000	12,180,613
		135,466,261

TOTAL INFORMATION TECHNOLOGY		854,106,170

MATERIALS - 1.9%
Chemicals - 1.0%
Air Water, Inc.	100,000	1,872,098
C. Uyemura & Co. Ltd.	185,000	11,451,232
Celanese Corp. Class A	5,000	605,750
CF Industries Holdings, Inc.	200,400	9,088,140
Chokwang Paint Ltd.	50,000	256,774
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	300,937
Daishin-Chemical Co. Ltd. (b)	411,495	5,249,912
Dow, Inc.	16,666	841,466
Fuso Chemical Co. Ltd.	200,000	5,161,983
Hannong Chemicals, Inc. (b)	1,288,000	4,407,831
Insecticides (India) Ltd. (a)	53,200	412,670
Isamu Paint Co. Ltd. (c)	20,000	595,811
Jcu Corp.	5,000	122,521
Johnson Matthey PLC	5,000	198,836
Koatsu Gas Kogyo Co. Ltd.	200,000	1,582,919
KPC Holdings Corp.	12,000	560,887
KPX Green Chemical Co. Ltd.	50,000	162,139
Kukdong Oil & Chemicals Co. Ltd.	100,000	290,526
Kunsul Chemical Industrial Co. Ltd.	5,000	94,207
Kuriyama Holdings Corp.	200,000	1,528,800
Nippon Soda Co. Ltd.	160,000	4,261,680
NOF Corp.	275,000	9,289,242
Nutrien Ltd.	120,000	5,740,794
Okamoto Industries, Inc.	2,000	77,239
Scientex Bhd	4,051,200	8,925,399
T&K Toka Co. Ltd.	350,000	3,354,191
Tae Kyung Industrial Co. Ltd.	675,000	3,183,826
Thai Carbon Black PCL (For. Reg.) (a)	50,000	69,281
Thai Rayon PCL NVDR	250,000	252,670
Toho Acetylene Co. Ltd.	225,000	2,869,897
Westlake Chemical Corp.	25,000	1,579,750
Yara International ASA	850,000	33,080,691
Yip's Chemical Holdings Ltd.	3,500,000	1,039,087
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,200,000	5,164,929
		123,674,115
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	5,000	23,916
Ibstock PLC (e)	500,000	1,566,078
Imerys SA	10,000	386,117
Mitani Sekisan Co. Ltd.	250,000	8,293,224
Yamau Co. Ltd.	5,000	17,758
Yotai Refractories Co. Ltd.	225,000	1,514,501
		11,801,594
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	12,014,000	3,075,364
Chuoh Pack Industry Co. Ltd.	12,000	133,916
Groupe Guillin SA	10,000	178,448
Mayr-Melnhof Karton AG	150,000	18,435,909
Packaging Corp. of America	50,000	5,473,000
Showa Paxxs Corp.	1,000	15,146
The Pack Corp.	75,000	2,642,828
WestRock Co.	10,000	373,700
		30,328,311
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit (c)	200,000	2,964,000
Castings PLC	75,000	365,289
Chubu Steel Plate Co. Ltd.	458,800	2,754,574
CI Resources Ltd.	400,000	359,641
CK-SAN-ETSU Co. Ltd.	110,000	2,987,386
Compania de Minas Buenaventura SA sponsored ADR	350,000	5,369,000
Mount Gibson Iron Ltd. (c)	22,500,603	11,744,651
Orvana Minerals Corp. (a)	50,000	7,023
Pacific Metals Co. Ltd. (c)	650,999	15,565,670
Perenti Global Ltd.	21,000,770	33,082,524
Rio Tinto PLC sponsored ADR	100,000	5,201,000
Teck Resources Ltd. Class B (sub. vtg.)	50,000	790,373
Warrior Metropolitan Coal, Inc.	50,000	974,000
		82,165,131
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	5,000	83,982

TOTAL MATERIALS		248,053,133

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Arealink Co. Ltd.	50,000	539,911
Century21 Real Estate Japan Ltd.	10,000	111,893
Housecom Corp.	25,000	371,525
Japan Corporate Housing Service, Inc.	25,000	240,790
Jones Lang LaSalle, Inc.	752	110,183
Lai Sun Garment (International) Ltd.	205,117	218,343
LSL Property Services PLC	50,000	155,118
Nisshin Fudosan Co. Ltd. (b)	2,850,000	13,283,275
		15,031,038
UTILITIES - 1.9%
Electric Utilities - 1.2%
EVN AG	50,000	913,431
Fjordkraft Holding ASA (e)	650,000	3,523,485
Holding Co. ADMIE IPTO SA	25,000	59,669
PPL Corp.	4,500,134	150,709,488
Public Power Corp. of Greece (a)	25,000	88,388
		155,294,461
Gas Utilities - 0.7%
Busan City Gas Co. Ltd.	110,000	3,411,975
China Resource Gas Group Ltd.	2,000,000	12,058,616
Enagas SA	1,700,000	42,072,462
GAIL India Ltd. (a)	10,833,332	20,937,200
Hokuriku Gas Co.	75,000	2,054,440
Keiyo Gas Co. Ltd.	15,000	411,145
Seoul City Gas Co. Ltd.	100,000	5,793,436
YESCO Co. Ltd.	240,000	7,557,101
		94,296,375
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	194,571
Thessaloniki Water & Sewage SA (a)	100,000	550,958
		745,529

TOTAL UTILITIES		250,336,365

TOTAL COMMON STOCKS
(Cost $9,894,610,493)		11,921,261,421

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	15,000	1,104,460
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	148,400	3,272,220
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	109,857
Jungheinrich AG	1,000	25,362
		135,219

TOTAL INDUSTRIALS		3,407,439

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	8,416,054
UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Paranaense de Energia-Copel (PN-B)	500,000	6,940,531
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,769,820)		19,868,484

Money Market Funds - 14.1%
Fidelity Cash Central Fund 1.83% (f)	1,365,077,265	1,365,350,281
Fidelity Securities Lending Cash Central Fund 1.84% (f)(g)	513,764,934	513,816,310
TOTAL MONEY MARKET FUNDS
(Cost $1,879,150,981)		1,879,166,591
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $11,785,531,294)		13,820,296,496
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(529,735,540)
NET ASSETS - 100%		$13,290,560,956

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,653,796 or 0.3% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,575,897
Fidelity Securities Lending Cash Central Fund	775,214
Total	$8,351,111

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ABIST Co. Ltd.	$6,220,700	$251,051	$--	$221,113	$--	$(87,246)	$6,384,505
Autohellas SA	16,981,380	--	--	--	--	3,085,098	20,066,478
Carbo Ceramics, Inc.	3,021,056	--	--	--	--	401,234	3,422,290
Chori Co. Ltd.	24,549,242	--	--	404,860	--	2,887,879	27,437,121
Daihatsu Diesel Manufacturing Co. Ltd.	18,936,005	--	--	--	--	(834,724)	18,101,281
Daishin-Chemical Co. Ltd.	4,520,053	--	--	--	--	729,859	5,249,912
Estore Corp.	2,419,910	--	--	--	--	140,104	2,560,014
Fuji Corp.	13,234,779	--	--	204,257	--	1,164,266	14,399,045
Fujimak Corp.	6,082,728	--	--	--	--	19,260	6,101,988
G-Tekt Corp.	41,784,631	--	--	570,290	--	7,350,238	49,134,869
GameStop Corp. Class A	40,196,651	--	4,158,673	--	(22,871,768)	35,142,986	48,309,196
Gendai Agency, Inc.	3,383,123	--	--	85,043	--	(87,064)	3,296,059
GNC Holdings, Inc. Class A	12,354,368	--	--	--	--	3,326,176	15,680,544
Green Cross Co. Ltd.	5,887,490	16,836	--	--	--	(852,478)	5,051,848
Guess?, Inc.	88,474,295	--	7,010,291	590,704	(4,238,733)	3,869,854	81,095,125
Gwangju Shinsegae Co. Ltd.	14,164,458	--	--	--	--	(61,497)	14,102,961
Handsman Co. Ltd.	7,904,428	172,420	--	(8,964)	--	461,494	8,538,342
Hannong Chemicals, Inc.	4,247,540	--	--	--	--	160,291	4,407,831
HF Co.	1,320,098	--	--	--	--	(225,989)	1,094,109
Hibbett Sports, Inc.	21,165,520	--	--	--	--	6,280,638	27,446,158
Houston Wire & Cable Co.	6,270,525	--	--	--	--	(539,400)	5,731,125
Jinro Distillers Co. Ltd.	12,952,463	--	--	1,485,270	--	(1,016,717)	11,935,746
Kamei Corp.	21,523,118	--	--	262,634	--	2,452,335	23,975,453
Lacroix SA	7,856,261	--	--	--	--	1,843,490	9,699,751
MegaStudy Co. Ltd.	9,393,601	--	--	--	--	2,448,377	11,841,978
MegaStudyEdu Co. Ltd.	27,372,320	--	--	--	--	5,461,074	32,833,394
Miraial Co. Ltd.	7,770,935	--	--	(2,932)	--	396,036	8,166,971
Nisshin Fudosan Co. Ltd.	12,260,318	--	--	--	--	1,022,957	13,283,275
Peyto Exploration & Development Corp.	37,807,850	--	--	480,704	--	(12,898,230)	24,909,620
Sansei Co. Ltd.	3,148,727	--	--	--	--	(399,304)	2,749,423
Satsudora Holdings Co. Ltd.	6,930,435	--	465,544	--	63,443	(452,210)	6,076,124
Southwestern Energy Co.	31,317,220	60,614,118	--	--	--	11,101,867	103,033,205
TBK Co. Ltd.	6,601,710	--	--	120,061	--	930,635	7,532,345
Tessi SA	26,983,519	--	--	--	--	982,237	27,965,756
Tokatsu Holdings Co. Ltd.	1,043,294	--	--	--	--	10,166	1,053,460
Treasure Factory Co. Ltd.	9,782,149	--	--	64,651	--	(500,846)	9,281,303
Uchida Esco Co. Ltd.	5,247,486	--	--	7,146	--	587,884	5,835,370
Unit Corp.	--	17,325,251	--	--	--	(6,309,251)	11,016,000
Yorozu Corp.	24,428,900	--	--	185,294	--	(760,578)	23,668,322
Zappallas, Inc.	3,116,095	--	--	--	--	659,200	3,775,295
Total	$598,655,381	$78,379,676	$11,634,508	$4,670,131	$(27,047,058)	$67,890,101	$706,243,592

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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